SHARE CAPITAL - Share Repurchase Program (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of common shares repurchased for cancellation (thousands)	1,197	7,154
Average price per share (in dollars per share)	$ 41.76	$ 46.55
Total cost	$ 50	$ 333
Issued capital
Disclosure of classes of share capital [line items]
Total cost	34	204
Deficit
Disclosure of classes of share capital [line items]
Total cost	$ 16	$ 129